Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Tempus Applied Solutions Holdings, Inc.
Entity Central Index Key	0001628871
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This amended Registration Statement relates to the registration of securities being offered by the selling security holders identified herein. This Post-Effective Amendment No. 2 to Form S-3 on Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933 (the “Securities Act”) to update our registration statement on Form S-1 (Registration No. 333-206527) (the “Registration Statement”), which was initially declared effective by the Securities and Exchange Commission on November 5, 2015, to update the Registration Statement to include information from our annual report on Form 10-K for the year ended December 31, 2016, filed on March 31, 2017 and to make such other updating revisions to the information contained herein as may be necessary so that such information is current as of the date of filing. All applicable filing fees were paid at the time of the original filing of the Registration Statement.

The information in this prospectus is not complete and may be changed. The Company and the selling security holders identified in this prospectus may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Dec. 31, 2016